LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

18.  LEASES

The Group enters into lease agreements to have leasing for self-operated stores, office spaces, and other corporate assets that the Group utilizes.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Right-of-use assets	2,003,997	5,186,855	730,553

Operating lease liabilities – current	880,873	1,851,310	260,752
Operating lease liabilities – non-current	1,024,274	3,114,855	438,718
Total operating lease liabilities	1,905,147	4,966,165	699,470

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2023 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.78
Weighted average discount rate	3.943%

18.  LEASES (CONTINUED)

During the years ended December 31, 2022 and 2023, the Group incurred total operating lease expenses of RMB854.6 million and RMB1,399.2 million (US$197.1 million), respectively, and operating lease payment of RMB 875.7 million and RMB1,442.0 million (US$203.1 million), respectively.

As of December 31, 2023, the Group has entered into operating leases that have not yet commenced of RMB143.7 million (US$20.2 million), primarily related to store leases. These leases will commence between fiscal year 2024 and fiscal year 2028 with lease terms ranging from 12 months to 122 months.

Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year consisted of the following as of December 31, 2023:

	RMB	US$
2024	1,851,310	260,752
2025	1,510,927	212,810
2026	997,107	140,440
2027	569,961	80,277
2028 and thereafter	386,414	54,425
Less: interest	(349,554)	(49,234)

Total	4,966,165	699,470